--------------------------------------------------------------------------------

Dear Participant:
--------------------------------------------------------------------------------

   For the six months ended June 30, 2000, Separate Account (B)'s Accumulated Unit value increased 1.81% while the dividend adjusted Standard & Poor's Index of 500 stocks (S&P 500) had a negative total return of (0.42%). Separate Account
(B)'s twelve month gain of 15.99% compares favorably to the S&P 500's dividend adjusted return of 7.24%.

   The major factor influencing the direction of stock prices during the first half was the Federal Reserve's series of Fed funds rate increases. Since June 30, 1999, the Federal Reserve has increased the Fed funds rate six times, three times in 1999 and three times thus far in 2000. The last rate hike was 50 basis points on May 16, 2000, its most aggressive increase to date. At its last meeting, August 22, 2000 the Federal Reserve left the rate unchanged at 6.50%. The Federal Reserve is concerned about tight labor markets and the potential for increasing labor costs fostering an increasingly inflationary environment.

   Rising interest rates have historically had a negative effect on the stock market. Although short-term interest rates have risen during the first six months, interest rates for securities maturing in five years and longer have actually declined. Thus far, it appears that a combination of higher short-term interest rates and rising energy prices have had the desired effect of slowing economic growth. A soft landing scenario, slowing but positive growth, would probably generate a positive market environment, whereas accelerating growth, threatening higher inflation, or a recession could have a detrimental effect.

   The market reaction to this string of rate hikes has actually not been too severe. Earnings have generally been solid and have provided support for the market. We believe that secular trends toward productivity enhancements will continue to partially offset any cyclical pressures to generate inflation. At the beginning of the year, Wall Street earnings expectations were in the 8-12% growth range for 2000. Today, those expectations are more in the 15-18% growth range.

   Your Separate Account (B) portfolio is structured for growth, with a core holding of high quality, large capitalization growth companies. The median market capitalization for the portfolio was $44.7 billion as of June 30, 2000, with eight holdings exceeding $200 billion and no holdings at less than $1 billion. The portfolio has strong representation in both the technology and health care sectors. During the first two quarters, returns in these two sectors were almost mirror images of each other. The technology sector was up 13.7% in the first quarter, but dropped 8.9% in the second quarter for a first half return of 3.6%. The healthcare sector was up only 0.6% in the first quarter, but had a smashing 22.7% return in the second quarter for a first half return of 23.5%. The major benefit of diversification is to weather this extent of market volatility.

   Market volatility with little directional pull to either the upside or the downside has been a fruitful period to write call options on stocks held in the portfolio. The volatility generates a larger premium that Separate Account (B) receives when selling an option, but there is also a greater chance that the option expires out-of-the money and the stock is not called away from the portfolio. During the first half of 2000, this call writing program generated net premium of approximately $1.8 million.

   The second half of 2000 will continue to present challenges to the stock market. Valuations, although more moderate than at the end of the first quarter, are still high by historical standards. The Federal Reserve might or might not continue to raise Fed funds rates depending on the strength of the economy and perhaps on the strength of the stock market itself. At a minimum, this creates uncertainty which acts against a strong stock market rally. Any disappointments, in earnings or revenues, are severely punished by the market. On the plus side, there has been some recent improvement in breadth, with over 50% of the stocks on the New York Stock Exchange now above their 200-day moving average, generally a healthy sign. Historically, the market has been positive in the third quarter of an election year. Also, as we pointed out earlier, earnings continue to be quite strong overall.

   Your investment managers will continue to monitor market conditions closely and make portfolio changes that we believe will enhance relative returns. Thank you for your continued support and participation.

Cordially,

/s/Marilou R. McGirr
Marilou R. McGirr
Chairman of the Committee
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                        ENDED JUNE 30}
                                                         (UNAUDITED)                        YEAR ENDED DECEMBER 31
                                                        --------------      ------------------------------------------------------
(PER ACCUMULATION UNIT OUTSTANDING DURING THE PERIOD)        2000             1999           1998           1997           1996
----------------------------------------------------------------------------------------------------------------------------------
Value at the beginning of the period                         $28.78            $21.55         $17.69         $14.14         $11.74
Investment income                                               .10               .17            .20            .23            .19
Fees                                                            .12               .20            .16            .13            .10
   NET INVESTMENT INCOME (LOSS)                                (.02)            (.03)            .04            .10            .09
Net gain on investments                                         .54              7.26           3.82           3.45           2.31
   NET INCREASE IN PARTICIPANTS' EQUITY RESULTING
      FROM OPERATIONS                                          0.52              7.23           3.86           3.55           2.40
VALUE AT THE END OF THE PERIOD                               $29.30            $28.78         $21.55         $17.69         $14.14

Ratio of net investment income to average
   participants' equity                                       (0.16)%*         (0.13)%          0.20%          0.60%          0.70%
Ratio of fees to average participants' equity                   .83%*             .83%           .83%           .83%           .83%
Portfolio turnover rate                                          16%               34%            41%            45%            53%
Number of accumulation units outstanding at end of
   the period                                             7,737,217         7,908,845      8,320,912      8,612,630      8,502,140

--------------------------------------------------------------------------------
* annualized
          See Accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Marilou R. McGirr, Chairman
Vice President
Continental Assurance Company

Richard W. Dubberke
Vice President and
Portfolio Manager
Continental Assurance Company

Richard T. Fox
Financial Consultant

William W. Tongue
Professor of Economics
and Finance, Emeritus
University of Illinois at Chicago

Peter J. Wrenn
President
Hudson Technology, Inc.

--------------------------------------------------------------------------------

SECRETARY

Lynne Gugenheim
Group Vice President and
Deputy General Counsel
Continental Assurance Company

AUDITORS

Deloitte & Touche LLP
Chicago, Illinois

CUSTODIAN

Chase Manhattan Trust Company
of Illinois
Chicago, Illinois

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information

--------------------------------------------------------------------------------

                    ---------------------------------------
                       RECORD OF ACCUMULATION UNIT VALUES
                    ---------------------------------------

                    UNIT
       VALUATION   MARKET
         DATE      VALUE
-------------------------
2000  June 30      $29.30
1999  December 31   28.78
1998  December 31   21.55
1997  December 31   17.69
1996  December 31   14.14
1995  December 31   11.74
1994  December 31    8.85
1993  December 31    8.91
1992  December 31    7.70
1991  December 31    7.29
1990  December 31    5.45

     The Annuity Unit Value shown on the right are based on the monthly increases or decreases in the accumulation unit values in excess of an assumed annualized rate of 3 1/2% and rounded to the nearest cent.
                    ---------------------------------------
                         RECORD OF ANNUITY UNIT VALUES
                    ---------------------------------------

                   UNIT
      VALUATION   MARKET
        DATE      VALUE
------------------------
2000  July 1      $9.46
2000  January 1    8.71
1999  January 1    6.69
1998  January 1    6.05
1997  January 1    4.88
1996  January 1    4.36
1995  January 1    3.35
1994  January 1    3.39
1993  January 1    3.14
1992  January 1    2.71
1991  January 1    2.36

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------
     Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31 for the past ten years, and at June 30, 2000. The values shown should not be considered representations of values which may be achieved in the future.
[BAR GRAPH]

                                                                              UNIT VALUE
                                                                              ----------
1990                                                                              5.45
1991                                                                              7.29
1992                                                                              7.70
1993                                                                              8.91
1994                                                                              8.85
1995                                                                             11.74
1996                                                                             14.14
1997                                                                             17.69
1998                                                                             21.55
1999                                                                             28.78
June 30, 2000                                                                    29.30

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2000

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
TECHNOLOGY:
   COMMUNICATION EQUIPMENT-(3.2%)
   Nokia Corp.                                                  50,000    $  2,591,283       $  2,496,875
   Tellabs, Inc.*                                               71,000       2,945,500          4,859,063
                                                                          ------------       ------------
                                                                             5,536,783          7,355,938
                                                                          ------------       ------------
   COMPUTER HARDWARE-(2.6%)
   Sun Microsystems, Inc.*                                      65,000       1,980,312          5,910,937
                                                                          ------------       ------------
   COMPUTER SOFTWARE-(4.1%)
   First Data Corp.                                             75,000       1,756,600          3,721,875
   Microsoft Corporation*                                       41,000       3,262,766          3,280,000
   Siebel Systems, Inc.*                                        15,000       1,413,938          2,453,438
                                                                          ------------       ------------
                                                                             6,433,304          9,455,313
                                                                          ------------       ------------
   COMPUTER SYSTEMS-(9.6%)
   Cisco Systems, Inc.*                                        200,000       1,971,632         12,712,500
   EMC Corporation*                                             86,400       1,313,643          6,647,400
   International Business Machines Corporation                  25,000       2,104,187          2,739,062
                                                                          ------------       ------------
                                                                             5,389,462         22,098,962
                                                                          ------------       ------------
   ELECTRONIC COMPONENTS-(1.0%)
   Solectron Corp.*                                             55,000       2,301,212          2,303,125
                                                                          ------------       ------------
   ELECTRONIC CONNECTORS-(1.3%)
   Molex Incorporated/Class A                                   86,993         828,187          3,044,755
                                                                          ------------       ------------
   ELECTRONIC EQUIPMENT-(5.1%)
   Applied Materials, Inc.*                                     91,000       2,915,281          8,246,875
   Motorola, Inc.                                              117,000       3,047,401          3,400,312
                                                                          ------------       ------------
                                                                             5,962,682         11,647,187
                                                                          ------------       ------------
   ELECTRONIC MEASURING INSTRUMENTS-(1.3%)
   Agilent Technologies Inc.*                                   40,000       3,658,438          2,950,000
                                                                          ------------       ------------
   ELECTRONIC SEMICONDUCTORS-(5.2%)
   Intel Corp.                                                  34,600       2,115,513          4,625,588
   LSI Logic Corp.*                                             30,000       2,003,850          1,623,750
   Micron Technology Inc.*                                      15,000       1,320,107          1,320,938
   Texas Instruments Incorporated                               65,000       1,657,016          4,464,687
                                                                          ------------       ------------
                                                                             7,096,486         12,034,963
                                                                          ------------       ------------
   INTERNET-(2.1%)
   America Online, Inc.*                                        60,000       3,984,094          3,165,000
   PSINet Inc.*                                                 70,000       2,288,656          1,758,750
                                                                          ------------       ------------
                                                                             6,272,750          4,923,750
                                                                          ------------       ------------
   OFFICE EQUIPMENT & SUPPLIES-(0.8%)
   Pitney Bowes Inc.                                            45,000       2,766,825          1,800,000
                                                                          ------------       ------------

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2000

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
   TELECOMMUNICATIONS-(1.3%)
   Equant NV*                                                   45,000    $  2,715,400       $  1,935,000
   Loral Space & Communications*                               161,500       2,602,899          1,120,406
                                                                          ------------       ------------
                                                                             5,318,299          3,055,406
                                                                          ------------       ------------
         TOTAL TECHNOLOGY-(37.6%)                                           53,544,740         86,580,336
                                                                          ------------       ------------
CONSUMER STAPLES:
   BEVERAGES-(1.8%)
   PepsiCo, Inc.                                                92,000       2,925,018          4,088,250
                                                                          ------------       ------------
   COSMETICS & TOILETRIES-(1.4%)
   The Gillette Company                                         94,000       1,968,208          3,284,125
                                                                          ------------       ------------
   HOSPITAL SUPPLIES-(2.6%)
   Medtronic, Inc.                                             120,000       2,025,850          5,977,500
                                                                          ------------       ------------
   MERCHANDISING-FOOD-(2.7%)
   Safeway Inc.*                                                80,000       2,223,050          3,610,000
   The Kroger Co.*                                             120,000       3,024,930          2,647,500
                                                                          ------------       ------------
                                                                             5,247,980          6,257,500
                                                                          ------------       ------------
   PHARMACEUTICAL-(7.0%)
   Pfizer Inc.                                                 133,000         147,049          6,384,000
   Pharmacia Corporation                                        80,000       2,821,024          4,135,000
   Schering-Plough Corporation                                 110,000         951,713          5,555,000
                                                                          ------------       ------------
                                                                             3,919,786         16,074,000
                                                                          ------------       ------------
         TOTAL CONSUMER STAPLES-(15.5%)                                     16,086,842         35,681,375
                                                                          ------------       ------------
CONSUMER SERVICES:
   BROADCASTING-(1.3%)
   Infinity Broadcasting Corporation*                           80,000       2,551,988          2,915,000
                                                                          ------------       ------------
   CABLE SERVICES-(7.7%)
   AT&T Corp.-Liberty Media-A*                                 533,248       1,257,516         12,931,264
   Comcast Corporation*                                        120,000       2,964,297          4,860,000
                                                                          ------------       ------------
                                                                             4,221,813         17,791,264
                                                                          ------------       ------------
   DRUG DISTRIBUTION-(2.1%)
   Cardinal Health, Inc.                                        64,625       3,109,208          4,782,250
                                                                          ------------       ------------
   HOSPITAL MANAGEMENT-(1.1%)
   HCA Healthcare Corporation                                   80,000       2,157,618          2,430,000
                                                                          ------------       ------------

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2000

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
   PUBLISHING-NEWS-(1.2%)
   Tribune Company                                              80,000    $  2,320,500       $  2,800,000
                                                                          ------------       ------------
         TOTAL CONSUMER SERVICES-(13.4%)                                    14,361,127         30,718,514
                                                                          ------------       ------------
ENERGY:
   NATURAL GAS DIVERSIFIED-(5.2%)
   Enron Corporation                                           140,000       2,424,446          9,030,000
   The Williams Companies, Inc.                                 70,000       2,650,425          2,918,125
                                                                          ------------       ------------
                                                                             5,074,871         11,948,125
                                                                          ------------       ------------
   OIL SERVICES-(3.0%)
   Schlumberger Limited                                         54,600       1,803,997          4,074,525
   Transocean Sedco Forex Inc.                                  50,606       1,764,972          2,704,258
                                                                          ------------       ------------
                                                                             3,568,969          6,778,783
                                                                          ------------       ------------
         TOTAL ENERGY-(8.2%)                                                 8,643,840         18,726,908
                                                                          ------------       ------------
CAPITAL GOODS:
   ELECTRICAL EQUIPMENT-MAJOR-(3.7%)
   Emerson Electric Co.*                                        35,000       2,133,716          2,113,125
   General Electric Company                                    120,000       2,014,213          6,360,000
                                                                          ------------       ------------
                                                                             4,147,929          8,473,125
                                                                          ------------       ------------
   MACHINERY INDUSTRIAL-(1.3%)
   Illinois Tool Works, Inc.                                    51,800         217,625          2,952,600
                                                                          ------------       ------------
   MULTI-INDUSTRY-(1.7%)
   Tyco International Ltd.                                      82,000       2,197,575          3,884,750
                                                                          ------------       ------------
         TOTAL CAPITAL GOODS-(6.7%)                                          6,563,129         15,310,475
                                                                          ------------       ------------
FINANCIAL SERVICES:
   BANKS-(4.7%)
   Bank United Corp.                                            70,000       2,251,875          2,463,125
   Citigroup Inc.                                               73,125       1,137,760          4,405,781
   Wells Fargo & Company                                       100,000       2,381,250          3,875,000
                                                                          ------------       ------------
                                                                             5,770,885         10,743,906
                                                                          ------------       ------------
   FINANCE COMPANIES-(1.9%)
   American Express Company                                     85,000       2,996,937          4,430,625
                                                                          ------------       ------------
         TOTAL FINANCIAL SERVICES-(6.6%)                                     8,767,822         15,174,531
                                                                          ------------       ------------

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2000

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
UTILITIES:
   COMMUNICATIONS-(6.1%)
   Bell Atlantic Corporation*(7/1/00 Verizon Communications)    45,000    $  2,670,119       $  2,286,563
   Intermedia Communications Inc.*                             100,000       2,482,812          2,975,000
   Sprint Corporation                                           90,000       3,263,733          4,590,000
   WorldCom, Inc.*                                              90,000       2,321,875          4,128,750
                                                                          ------------       ------------
         TOTAL UTILITIES-(6.1%)                                             10,738,539         13,980,313
                                                                          ------------       ------------
BASIC INDUSTRIES:
   METALS-ALUMINUM-(1.3%)
   Alcoa Inc.                                                  100,000       3,282,506          2,900,000
                                                                          ------------       ------------
   PAPER & FOREST PRODUCTS-(0.3%)
   Georgia-Pacific Corporation (Preferred Stock)                25,000       1,109,376            800,000
                                                                          ------------       ------------
         TOTAL BASIC INDUSTRIES-(1.6%)                                       4,391,882          3,700,000
                                                                          ------------       ------------
CONSUMER CYCLICALS:
   MERCHANDISING-MASS-(1.3%)
   Wal-Mart Stores, Inc.                                        50,000       2,523,176          2,881,250
                                                                          ------------       ------------
         TOTAL CONSUMER CYCLICALS-(1.3%)                                     2,523,176          2,881,250
                                                                          ------------       ------------
         TOTAL COMMON & PREFERRED STOCK-(97.0%)                           $125,621,097       $222,753,702
                                                                          ------------       ------------

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2000

                                                               NUMBER OF            MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    CONTRACTS            VALUE
---------------------------------------------------------------------------------------------
OPTIONS:
   Applied Materials, Inc.                                             100       $     20,174
   Agilent Technologies Inc.                                           200             18,997
   Cardinal Health, Inc.                                               100                437
   Cisco Systems, Inc.                                                 100              9,499
   Equant NV                                                           100             34,499
   Enron Corporation                                                   100             21,999
   LSI Logic Corp.                                                     100             21,999
   Micron Technology Inc.                                               50              4,749
   Schlumberger Limited                                                 50              7,562
   Sprint Corporation                                                  100              1,999
   Tellabs, Inc.                                                       100             (9,251)
   Siebel Systems, Inc.                                                100            (16,751)
                                                                                 ------------
         TOTAL OPTIONS-(0.0%)                                                    $    115,912
                                                                                 ------------
SHORT-TERM NOTES:
   FINANCIAL SERVICES BANK:
   Bank One NA Illinois Time Deposit, 6.6% due 7/5/00            6,813,000          6,814,249
                                                              ------------       ------------
         TOTAL SHORT-TERM NOTES-(3.0%)                           6,813,000          6,814,249
                                                              ------------       ------------
         TOTAL INVESTMENTS-(100.0%)                           $132,434,097       $229,683,863
                                                              ------------       ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
* Non-income producing security in 2000.

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TEN LARGEST COMMON STOCK HOLDINGS
              CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT ( B )
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                MARKET          % OF NET
JUNE 30, 2000                                                    VALUE           ASSETS
----------------------------------------------------------------------------------------
AT&T Corp-Liberty Media-A                                     $12,931,264          5.6%
Cisco Systems, Inc.                                            12,712,500          5.5
Enron Corporation                                               9,030,000          3.9
Applied Materials, Inc.                                         8,246,875          3.6
EMC Corporation                                                 6,647,400          2.9
Pfizer Inc.                                                     6,384,000          2.8
General Electric Company                                        6,360,000          2.8
Medtronic, Inc.                                                 5,977,500          2.6
Sun Microsystems, Inc.                                          5,910,937          2.6
Schering-Plough Corporation                                     5,555,000          2.4
----------------------------------------------------------------------------------------
    TEN LARGEST COMMON STOCK HOLDINGS                         $79,755,476         34.7%
========================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30, 2000
----------------------------------------------------------------------------
ASSETS:
   Investment in securities of unaffiliated issuers: --
     Note 1
      Common stocks, at market (Cost $124,511,721)              $221,953,702
      Preferred stocks, at market (Cost $1,109,376)                  800,000
   Call options written, at market                                   115,912
   Short-term notes, at amortized cost (approximates market)       6,814,249
                                                                ------------
          TOTAL INVESTMENTS                                      229,683,863
   Cash                                                                1,888
   Dividends receivable -- Note 1                                     43,480
   Receivable for securities sold                                     43,986
   Receivable from Continental Assurance Company for fund
     deposits                                                         54,784
                                                                ------------
          TOTAL ASSETS                                           229,828,001
                                                                ------------
LIABILITIES:
   Fees Payable to Continental Assurance Company -- Note 4            72,622
   Liability for open call options written -- Note 5                 391,799
   Deferred income on call options written                         1,593,269
   Payable for securities purchased                                  863,137
   Payable to Continental Assurance Company for fund
     withdrawals                                                     301,813
                                                                ------------
          TOTAL LIABILITIES                                        3,222,640
----------------------------------------------------------------------------
PARTICIPANTS' EQUITY (7,737,217 units issued and outstanding
  at $29.30 per unit) - Note 2                                  $226,605,361
============================================================================

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2000
---------------------------------------------------------------------------
Investment income:
   Dividends                                                    $   598,906
   Interest and other                                               160,188
                                                                -----------
         Total investment income                                    759,094
                                                                -----------
Fees to Continental Assurance Company: -- Note 4
   Investment advisory fees                                         572,591
   Service fees                                                     377,910
                                                                -----------
         Total fees                                                 950,501
                                                                -----------
         NET INVESTMENT INCOME (LOSS)                              (191,407)
                                                                -----------
Investments: -- Note 3
   Net realized gain
         Stock                                                   11,304,639
         Calls written                                            1,664,289
   Change in unrealized gain                                     (8,658,730)
                                                                -----------
         NET GAIN ON INVESTMENTS                                  4,310,198
---------------------------------------------------------------------------
NET INCREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                    $ 4,118,791
===========================================================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  STATEMENT OF CHANGES IN PARTICIPANTS' EQUITY
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30                                          2000              1999
--------------------------------------------------------------------------------------------
From operations:
   Net Investment income (loss)                               $   (191,407)     $    (86,566)
   Net realized gain on investments                             12,968,928         8,700,494
   Change in unrealized gain on investments                     (8,658,730)       21,760,655
                                                              ------------      ------------
         Net increase in participants' equity resulting from
          operations                                             4,118,791        30,374,583
                                                              ------------      ------------
From unit transactions:
   Sales                                                         4,103,656           368,633
   Withdrawals                                                  (9,271,427)       (6,169,360)
                                                              ------------      ------------
         Net decrease in participants' equity resulting from
          unit transactions                                     (5,167,771)       (5,800,727)
                                                              ------------      ------------
         TOTAL INCREASE IN PARTICIPANTS' EQUITY                 (1,048,980)       24,573,856
Participants' equity, January 1                                227,654,341       179,345,826
--------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY, JUNE 30                                 $226,605,361      $203,919,682
--------------------------------------------------------------------------------------------

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION

     Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is part of the Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 87% of the outstanding common stock of CNA.
     The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.
     The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS
     Investments in securities traded on national securities exchanges are valued at the last reported sales price. Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.

     Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the first-in first-out cost method. There are no differences in cost for financial statement and Federal income tax purposes.

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

     Separate Account (B) may loan securities, up to a maximum of 25% of its net assets, to brokers under loan agreements which are fully secured by cash or government securities. Loaned securities are not reported herein as purchases or sales since Separate Account (B) remains the owner of the loaned securities. As of June 30, 2000 no investment securities owned by Separate
Account (B) were loaned to brokers under loan agreements.

FEDERAL INCOME TAXES
     Under existing Federal income tax law, no taxes are payable by Separate Account (B) on the net investment income and net gain on investments, which are reinvested in Separate Account (B) and taken into account in determining unit values.

OTHER
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   NOTE 2. PARTICIPANTS' EQUITY - NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Participants' equity consisted of the following:

------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------
From operations:
    Accumulated investment income - net                       $ 52,038,855
    Accumulated net realized gain on investment transactions   147,403,795
    Accumulated unrealized gain                                104,509,642
    Accumulated unrealized loss                                 (7,261,125)
                                                              ------------
      Accumulated income                                       296,691,167
From unit transactions:
    Accumulated proceeds from sale of units, net of
     withdrawals                                               (70,085,806)
------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY                                    $226,605,361
------------------------------------------------------------------------------
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------------------------------
Aggregate proceeds                                            $579,475,989
Aggregate cost                                                 566,507,061
------------------------------------------------------------------------------
    Net Realized gain                                         $ 12,968,928
------------------------------------------------------------------------------
------------------------------------------------------------------------------
CHANGE IN UNREALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------------------------------
Unrealized gain on investments:
    Balance June 30                                           $ 97,248,517
    Less Balance, January 1                                    105,907,247
------------------------------------------------------------------------------
    Change in net unrealized gain                             $ (8,658,730)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AGGREGATE COST OF SECURITIES PURCHASED
SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------------------------------
Common stocks                                                 $ 35,549,114
Short-term notes                                               541,019,901
------------------------------------------------------------------------------
    Total purchases                                           $576,569,015
------------------------------------------------------------------------------
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 4. MANAGEMENT FEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services which are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).

     The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of service fees is computed at the rate of 0.33 of one percent per annum of the average daily net assets of Separate Account (B).

     Participants pay fees directly to CAC for sales and administrative services. Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from certain participants' accounts.

--------------------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC

SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------
Investment advisory fees                                        $  572,591
Service fees                                                       377,910
                                                                ----------
      Total fees charged to results from operations                950,501
Sales and administrative fees paid by participants                     345
--------------------------------------------------------------------------
      Total                                                     $  950,846
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) invests from time to time in certain derivative financial instruments, namely call options, to increase investment returns.

     Derivatives are carried at fair value which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the underlying stock price. The credit risk associated with these instruments is minimal as all transactions are cleared through securities exchanges.

     A summary of the aggregated notional amounts and estimated market values of call options at June 30, 2000, as well as the monthly average market values and the average market values and the recognized gain, are presented below.

                                  CALL OPTIONS
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
---------------------------------------------------------------------------
NOTIONAL VALUE                                                  $ 9,700,000
MARKET VALUE                                                        115,912
MONTHLY VALUE                                                       (49,603)
---------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
---------------------------------------------------------------------------
NET REALIZED GAIN                                               $ 1,664,289

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     These options were collateralized by stock with a market value of $9,016,562 at June 30, 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NOTE 6. ACCOUNTING STANDARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard 133, "Accounting for Derivative Instruments and Hedging Activities." This statement requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. This Statement is effective for fiscal years beginning after June 15, 2000. Separate Account (B) intends to adopt SFAS 133 effective January 1, 2001. Separate Account (B) management is currently evaluating the effects of this Statement on its accounting and reporting for derivative securities and hedging activities.

     In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101. "Revenue Recognition in Financial Statements." This bulletin summarizes certain of the SEC Staff's view in applying generally accepted accounting principles to revenue recognition in financial statements. This bulletin, through its subsequent revised releases SAB No. 101A and No. 101B, is effective for registrants no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. Separate Account (B) management does not expect the implementation of this bulletin to have a significant impact on the results of operations or equity of Separate Account (B).

--------------------------------------------------------------------------------
                              NOTE 7. OTHER EVENTS
--------------------------------------------------------------------------------

     On March 8, 2000, CNA announced that it was exploring the sale of the individual life insurance and reinsurance businesses. On August 8, 2000 CNA announced that it had completed exploring the sale of the individual life insurance and life reinsurance businesses and that it would retain the individual life, long term care and retirement services businesses. CNA announced that it would continue to explore the separate sale of its life reinsurance business. The sale of the life reinsurance business is not expected to have any impact on results of operations or equity of Separate Account (B).

--------------------------------------------------------------------------------

                                     [LOGO]



                                                  CONTINENTAL ASSURANCE COMPANY


                                                  SEPARATE ACCOUNT (B)


                                                  REPORT TO PARTICIPANTS
Participants Inquiries To:
Continental Assurance Company
Separate Account (B)                              JUNE 30, 2000
Attn: Individual Pension Accounts-35S
P.O. Box 803572
Chicago, Illinois 60680-3572
800-351-3001



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FOR ALL THE COMMITMENTS YOU MAKE(R)

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                                                  Web Site: www.cna.com/sab/
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